CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (USD $) In Millions, unless otherwise specified	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interests [Member]	Comprehensive income (loss) [Member]
Balance at Dec. 31, 2008	$ 3,572	$ 745	$ 0	$ 2,803	$ (37)	$ 61
Profit of Consolidated Companies	275			259		16	275
Dividend paid to Cat Inc.	0
Foreign currency transalation, net of tax	269				268	1	269
Change in ownership for noncontrolling interests	(6)		2			(8)	0
Derivative financial instruments
Derivative financial instruments: Gains (losses) deferred, net of tax	(26)				(26)		(26)
Derivative financial instruments: (Gains) losses reclassified to earnings, net of tax	55				55		55
Retained interests
Retained interests: Gains (losses) deferred, net of tax	(16)				(16)		(16)
Retained interests: (Gains) losses reclassified to earnings, net of tax	20				20		20
Balance at Dec. 31, 2009	4,143	745	2	3,062	264	70	577
Adjustment to adopt consolidation of variable-interest entities	(3)			(6)	3	0
Profit of Consolidated Companies	289			278		11	289
Dividend paid to Cat Inc.	(600)			(600)			0
Foreign currency transalation, net of tax	(75)				(77)	2	(75)
Derivative financial instruments
Derivative financial instruments: Gains (losses) deferred, net of tax	(6)				(6)		(6)
Derivative financial instruments: (Gains) losses reclassified to earnings, net of tax	33				33		33
Balance at Dec. 31, 2010	3,781	745	2	2,734	217	83	241
Profit of Consolidated Companies	393			378		15	393
Dividend paid to Cat Inc.	(600)			(600)			0
Foreign currency transalation, net of tax	(105)				(109)	4	(105)
Change in ownership for noncontrolling interests	(7)					(7)	0
Derivative financial instruments
Derivative financial instruments: Gains (losses) deferred, net of tax	(1)				(1)		(1)
Derivative financial instruments: (Gains) losses reclassified to earnings, net of tax	9				9		9
Balance at Dec. 31, 2011	$ 3,470	$ 745	$ 2	$ 2,512	$ 116	$ 95	$ 296